Quarterly Financial Data (Unaudited)	12 Months Ended
Nov. 27, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Information [Text Block]

NOTE 20:    QUARTERLY FINANCIAL DATA (UNAUDITED)

Set forth below are the consolidated statements of operations for the first, second, third and fourth quarters of 2011 and 2010.

Year Ended November 27, 2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in thousands)
Net sales	$1,099,885	$1,074,400	$1,183,890	$1,316,251
Licensing revenue	20,808	18,522	20,127	27,683

Net revenues	1,120,693	1,092,922	1,204,017	1,343,934
Cost of goods sold	562,726	552,226	634,573	719,802

Gross profit	557,967	540,696	569,444	624,132
Selling, general and administrative expenses	459,093	475,720	488,545	532,488

Operating income	98,874	64,976	80,899	91,644
Interest expense	(34,866)	(33,515)	(30,208)	(33,454)
Loss on early extinguishment of debt	—	—	—	(248)
Other income (expense), net	(5,959)	(1,006)	(5,779)	11,469

Income before taxes	58,049	30,455	44,912	69,411
Income tax expense	18,881	9,944	13,612	25,278

Net income	39,168	20,511	31,300	44,133
Net loss (income) attributable to noncontrolling interest	1,507	460	893	(19)

Net income attributable to Levi Strauss & Co.	$40,675	$20,971	$32,193	$44,114

Year Ended November 28, 2010	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in thousands)
Net sales	$1,016,007	$957,959	$1,090,448	$1,261,494
Licensing revenue	19,199	18,570	18,557	28,415

Net revenues	1,035,206	976,529	1,109,005	1,289,909
Cost of goods sold	502,278	477,108	565,393	642,947

Gross profit	532,928	499,421	543,612	646,962
Selling, general and administrative expenses	425,677	430,199	457,309	528,377

Operating income	107,251	69,222	86,303	118,585
Interest expense	(34,173)	(34,440)	(31,734)	(35,476)
Loss on early extinguishment of debt	—	(16,587)	—	—
Other income (expense), net	12,463	6,694	(7,695)	(4,815)

Income before taxes	85,541	24,889	46,874	78,294
Income tax expense (benefit)	29,672	43,279	20,252	(7,051)

Net income (loss)	55,869	(18,390)	26,622	85,345
Net loss attributable to noncontrolling interest	485	4,009	1,556	1,007

Net income (loss) attributable to Levi Strauss & Co.	$56,354	$(14,381)	$28,178	$86,352